Borrowings, other debts and derivative liabilities - Summary of Long-term Debt Instruments (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
Bank borrowings	¥ 0	¥ 68,075
Total	¥ 0	¥ 68,075